Finance Income (Expenses), Net	12 Months Ended
Dec. 31, 2021
Finance Income (Expenses), Net [Abstract]
FINANCE INCOME (EXPENSES), NET

NOTE 17: FINANCE INCOME (EXPENSES), NET

	Year ended December 31,
	2021	2020	2019
	U.S. dollars in thousands
Finance expenses:
Revaluation of warrants to purchase ADS’s	-	2,172	-
Bank account management fees and commissions	21	17	29
Revaluation of marketable securities	-	-	574

Total finance expenses	21	2,189	603

Finance income:
Revaluation of warrants to purchase ADS’s	719	-	584
Revaluation of marketable securities	747	138	-
Interest income on bank deposits	8	33	93
Exchange differences	13	12	5

Total finance income	1,487	183	682

Finance income (expenses), net	1,466	(2,006)	79